Environmental and Legal Contingencies (Details 4) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014 claims-lawsuits		Mar. 31, 2013 claims-lawsuits	Dec. 31, 2013 claims-lawsuits		Dec. 31, 2012 claims-lawsuits	Dec. 31, 2011 claims-lawsuits
Asbestos Claims With Specific Dollar Claim For Damages [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	131	[1]		131	[2]
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Number Of Plaintiffs	2,339			2,387
Asbestos Lawsuits Pending With Dollars Number Of Defendants	17,487			17,623
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims up to $0.2 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	121			121
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	$ 0			$ 0
Asbestos Lawsuits Pending With Dollars Upper Range	200,000			200,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $0.2 to $5.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	6			6
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	200,000			200,000
Asbestos Lawsuits Pending With Dollars Upper Range	5,000,000			5,000,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $5.0 to $15.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	2			2
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	5,000,000			5,000,000
Asbestos Lawsuits Pending With Dollars Upper Range	15,000,000			15,000,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $15.0 to $20.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	2			2
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	15,000,000			15,000,000
Asbestos Lawsuits Pending With Dollars Upper Range	$ 20,000,000			$ 20,000,000
Asbestos Claims Without Specific Dollar Claim For Damages [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	304			305
Asbestos Issue [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending	435			436
Claims with specific dollar claims for damages [Abstract]
Loss Contingency, New Claims Filed, Number	13		11	42		50	31
Loss Contingency, Claims Settled and Dismissed, Number	14		20	39		24	44

[1]	Involve a total of 2,339 plaintiffs and 17,487 defendants
[2]	Involve a total of 2,387 plaintiffs and 17,623 defendants